Derivative liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Derivative liabilities
Schedule of derivative financial instruments
	December 31, 2024
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivatives	35,592,281	$158,055
Total	35,592,281	$158,055
	December 31, 2023
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivatives	45,221,645	$149,182
Total	45,221,645	$149,182

Schedule of gain loss derivative financial instruments
	For the Years Ended
	December 31, 2024	December 31, 2023
Embedded derivatives	$(8,873)	$38,759
Loss on issuance of derivative	—	—
Total gain (loss)	$(8,873)	$38,759

Schedule of embedded derivatives
	Inception Date	December 31, 2023	December 31, 2024
Quoted market price on valuation date	$0.034	$0.012	$0.015
Effective contractual conversion rates	$0.026	$0.009	$0.012
Contractual term to maturity	0.5 Years	0.25 Years	0.25 Years
Market volatility:
Volatility	200.36%-332.78%	200.36%-332.78%	200.36%-332.78%
Risk-adjusted interest rate	10%	10%	10%

Schedule of embedded derivatives and changes in fair value inputs and assumptions
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Balances at beginning of period	$149,182	$161,565
Issuances:
Embedded derivatives	-	26,376
Conversions/extinguishments
Changes in fair value inputs and assumptions reflected in income	8,873	(38,759)
Balances at end of period	$158,055	$149,182